Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Cash, uninsured amount	250,000		250,000		250,000
Contract with Customer, Liability, Current	329,536		329,536		496,390	$ 971,140
Capitalized software development costs for internal-use software	640,448		640,448		721,795	278,264
Finite-Lived Intangible Assets, Net	9,242,659		9,242,659		11,507,653	13,565,494	$ 440,527
Goodwill	21,679,411		21,679,411		23,179,411	64,867,282	3,108,000
Goodwill, Impairment Loss			1,500,000		41,687,871	12,357,921
Shipping costs	68,966	$ 75,074	191,447	220,049	339,773	296,100
Advertising Expense	$ 44,701	139,480	$ 113,119	303,862	$ 351,967	$ 262,586
Common stock par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Net loss	$ 8,020,128	(1,664,952)	$ 17,910,210	11,533,356	$ 58,253,723	$ 30,108,680
Cash used in operating activities			8,829,669	15,168,736	20,107,670	12,463,127
Working capital	2,818,220		2,818,220		$ 9,079,091
Percentage fair value of assets acquired, liabilities assumed					100.00%
Capitalized software development costs					$ 1,332,516	995,880
Research and development expenses	1,368,394	1,818,540	4,320,216	6,185,777	$ 8,113,774	4,082,799
Common Stock [Member]
Product Information [Line Items]
Common stock par value					$ 0.0001
Net loss
Minimum [Member]
Product Information [Line Items]
Discounted cash flow discount rate					26.50%
Maximum [Member]
Product Information [Line Items]
Discounted cash flow discount rate					41.50%
Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			419,722	629,367
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			2,777,732	2,484,373
Common Stock Warrants [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			48,351,747	16,129,032	21,129,032	2,541,667
Series F Preferred Stock [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			6,275	6,311
Conversion of Stock, Shares Issued			25,100,000	10,179,032
Unvested Restricted Stock [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					557,476	821,405
Options Held [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					2,561,231
Sensors [Member]
Product Information [Line Items]
Goodwill	19,000,000		$ 19,000,000
SaaS [Member]
Product Information [Line Items]
Goodwill	2,700,000		2,700,000
Platform Development Costs [Member]
Product Information [Line Items]
Finite-Lived Intangible Assets, Net	$ 1,100,734		$ 1,100,734		$ 1,332,516	$ 995,880	$ 72,899